October 4, 2022

Supplement

SUPPLEMENT DATED OCTOBER 4, 2022 TO THE
PROSPECTUSES OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND (CLASS IR)
(the "Fund")
Dated February 28, 2022

Effective October 31, 2022, Jim Caron will no longer serve as a portfolio manager of the Fund. Accordingly, effective October 31, 2022, all references to Mr. Caron will be removed from the Fund's Prospectuses. Richard Ford, Michael Kushma, Christian G. Roth and Utkarsh Sharma will remain portfolio managers of the Fund.

Also, effective October 31, 2022, Leon Grenyer will begin serving as a portfolio manager of the Fund.

Accordingly, the following changes will be made to each Prospectus effective October 31, 2022:

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" will hereby be deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Fixed Income organization. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Richard Ford	Managing Director	October 2014
Michael Kushma	Managing Director	April 2014
Christian G. Roth	Managing Director	March 2010
Leon Grenyer	Managing Director of MSIM Limited	October 2022
Utkarsh Sharma	Executive Director	August 2020

In addition, the third and fourth paragraphs in the section of the Prospectus entitled "Fund Details—Fund Management" will hereby be deleted and replaced with the following:

The Fund is managed by members of the Fixed Income organization. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day implementation of the Fund's overall strategy and portfolio construction are Richard Ford, Michael Kushma, Christian G. Roth, Leon Grenyer and Utkarsh Sharma. In managing the Fund's portfolio, Messrs. Ford, Kushma, Roth, Greyner and Sharma may utilize the input of other members of the Adviser's Global Fixed Income team including, but not limited to, the Fixed Income Asset Allocation team.

Mr. Ford is the head of the Investment Grade Credit team and has been associated with Morgan Stanley since 1991 and with the Sub-Adviser in an investment management capacity since 2002. Mr. Kushma is Chief Investment Officer of Fixed Income Broad Markets for the Adviser. He joined Morgan Stanley in 1987 and the Adviser in 1994. Mr. Roth has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1991. Mr. Grenyer has been associated with the Sib-Adviser in an investment management capacity since 2002. Mr. Sharma is a portfolio manager on the Fixed Income organization. He joined Morgan Stanley in 2014 and has eight years of investment experience.

Please retain this supplement for future reference.

MSGFIOIRSPT-0922

October 4, 2022

Supplement

SUPPLEMENT DATED OCTOBER 4, 2022 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND (CLASS IR)
(the "Fund")
Dated February 28, 2022

Effective October 31, 2022, Jim Caron will no longer serve as a portfolio manager of the Fund. Accordingly, effective October 31, 2022, all references to Mr. Caron will be removed from the Fund's Statement of Additional Information. Richard Ford, Michael Kushma, Christian G. Roth and Utkarsh Sharma will remain portfolio managers of the Fund.

Also, effective October 31, 2022, Leon Grenyer will begin serving as a portfolio manager of the Fund.

Accordingly, the following changes will be made to the Statement of Additional Information effective October 31, 2022:

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Other Accounts Managed by Portfolio Managers as of December 31, 2022 (unless otherwise indicated)" will hereby be deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Richard Ford	0	$0	50	$24.5 billion	39	$23.0 billion(2)
Michael Kushma	0	$0	29	$9.8 billion	26	$23.2 billion(3)
Christian G. Roth	4	$27.6 million	45	$14.0 billion	46	$30.3 billion(4)
Leon Grenyer*	0	$0	18	$8.9 billion	5	$1.3 billion(1)
Utkarsh Sharma	0	$0	25	$9.0 billion	37	$25.7 billion(3)

*  As of July 31, 2022.

(1)  Of these other accounts, one account with a total of approximately $10.2 million in assets had performance-based fees.

In addition, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Securities Ownership of Portfolio Managers" will hereby be deleted and replaced with the following:

Richard Ford	$100,001-$500,000
Michael Kushma	$100,001-$500,000
Christian G. Roth	$500,001-$1,000,000
Leon Grenyer*	$1-$10,000
Utkarsh Sharma	None

*  As of August 31, 2022.

Please retain this supplement for future reference.